WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands						3 Months Ended
	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 04, 2024 $ / shares shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares									4,386,234
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares	561,260							561,260
Warrants exercise price | (per share)	$ 3.75							$ 5.13
Warrants exercisable term	2 years
Warrants volatility rate	1.07
Warrants risk-free interest rate	0.0392
Warrants, expected life	2 years
Warrants, fair value share price								$ 4.50
Gain (loss) on revaluation of warrant liability | $						$ 24	$ 756
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares		259,156
Warrants exercise price		$ 5.125
Warrants exercisable term		2 years
Warrants volatility rate		1.07
Warrants, expected life		2 years
Warrants, fair value share price		$ 4.05
Gain (loss) on revaluation of warrant liability | $						35	397
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares			763,654
Warrants exercise price			$ 7.325
Warrants exercisable term			2 years
Warrants volatility rate			0.99
Warrants risk-free interest rate			0.0445
Warrants, expected life			2 years
Warrants, fair value share price			$ 7.475
Gain (loss) on revaluation of warrant liability | $						318	972
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares				356,711
Warrants exercise price				$ 5.875
Warrants exercisable term				2 years
Warrants volatility rate				0.93
Warrants risk-free interest rate				0.0362
Warrants, expected life				2 years
Warrants, fair value share price				$ 4.35
Gain (loss) on revaluation of warrant liability | $						37	470
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares					595,666
Warrants exercise price					$ 5.875
Warrants exercisable term					2 years
Warrants volatility rate					1.10
Warrants risk-free interest rate					0.0394
Warrants, expected life					2 years
Warrants, fair value share price					$ 3.90
Gain (loss) on revaluation of warrant liability | $						$ 60	$ 736